COVER LETTER

January 31, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 78 to the Trust’s Registration Statement under the Securities Act and Amendment No. 80 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect the launch of a new share class (R4) for each series of the Trust (other than the MassMutual Select PIMCO Total Return Fund and MM S&P 500® Index Fund); (ii) to launch Class A shares for the MassMutual Select PIMCO Total Return Fund and MM S&P 500® Index Fund; (iii) to launch Class I shares for each series of the Trust that does not currently have Class Z shares; (iv) to launch Class R5 shares for each of the RetireSMART target date funds; (v) to launch Class R3 for each series of the Trust that does not currently have Class N shares; (vi) to reflect changes to the Trust’s share class pricing structure; (vii) to reflect name changes to the Trust’s share classes; and (viii) to reflect a change in subadviser for Select Small Company Growth Fund. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 76 in connection with the Trust. The anticipated effective date is April 1, 2014. The Funds will offer their shares pursuant to two Prospectuses and two Statements of Additional Information.

Please note that while disclosure and expense information have been updated, performance figures have not yet been updated to reflect December 31, 2013 information, but instead still reflect December 31, 2012 information.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds